BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of due to banks and loans under repurchase agreement (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2015
BANK FINANCIAL ASSETS AND LIABILITIES
Total due to banks	₽ 10,984	₽ 21,430
Subordinated debt | MTS Bank
BANK FINANCIAL ASSETS AND LIABILITIES
Subordinated debt			₽ 7,246
Loans under repurchase agreements
BANK FINANCIAL ASSETS AND LIABILITIES
Total due to banks	4,002	9,333
Loans under repurchase agreements | At FVTPL
BANK FINANCIAL ASSETS AND LIABILITIES
Assets	0	1,946
Loans under repurchase agreements | At amortized cost
BANK FINANCIAL ASSETS AND LIABILITIES
Assets	0	8,624
Loans under repurchase agreements | Financial assets measured at fair value through other comprehensive income, category
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets at fair value	4,456	0
Loans and term deposits from banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Total due to banks	1,894	9,474
Correspondent accounts of other banks
BANK FINANCIAL ASSETS AND LIABILITIES
Total due to banks	₽ 5,088	₽ 2,623